Employee Benefits - Significant Actuarial Assumptions Used to Determine Present Value of Defined Benefit Obligations (Detail)	Mar. 31, 2026	Mar. 31, 2025
Japanese plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	3.10%	2.30%
Rate of salary increase	1.60%	1.60%
Foreign plans [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	4.80%	4.60%
Rate of salary increase	2.00%	2.00%
Foreign plans [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	6.20%	5.90%
Rate of salary increase	3.50%	4.90%